COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Voyage charter revenues	$ 51,805,097	$ 15,002,012
Total vessel revenues	111,885,865	29,264,268
EXPENSES:
Voyage expenses (including $372,037 and $1,437,276 to related party for the period ended December 31, 2021, and the year ended December 31, 2022, respectively)	(29,319,414)	(11,059,518)
Vessel operating expenses	(21,708,290)	(12,361,871)
Management fees to related parties	(2,833,500)	(1,853,850)
Provision for doubtful accounts	(266,732)	0
Depreciation and amortization	(7,294,476)	(3,834,117)
General and administrative expenses (including $326,642 and $624,087 to related party for the period ended December 31, 2021, and the year ended December 31, 2022, respectively)	(2,093,347)	(889,096)
Gain on sale of vessel	3,222,631	0
Total expenses	(60,293,128)	(29,998,452)
Operating (loss)/income	51,592,737	(734,184)
OTHER (EXPENSES)/INCOME:
Interest and finance costs	(902,572)	(506,012)
Interest income	202,612	652
Foreign exchange gains/(losses)	(6,181)	15,327
Total other expenses, net	(706,141)	(490,033)
Net (loss)/income, before taxes	50,886,596	(1,224,217)
Income taxes	(960,181)	(206,174)
Net (loss)/income	49,926,415	(1,430,391)
Comprehensive (loss)/income	49,926,415	(1,430,391)
Time Charter [Member]
REVENUES:
Vessel revenues	13,656,027	9,115,257
Pool [Member]
REVENUES:
Vessel revenues	$ 46,424,741	$ 5,146,999